Share Based Compensation - Summary of Restricted Stock Option Activities (Details) - Restricted Share Units - ¥ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares Outstanding, Beginning Balance	50,000
Number of shares, vested	(20,000)
Number of shares Outstanding, Ending Balance	30,000	50,000
Weighted average grant date fair value, Outstanding	¥ 33.81
Weighted average grant date fair value, Vested	61.24
Weighted average grant date fair value, Outstanding	¥ 20.53	¥ 33.81
Weighted average remaining contractual life, Outstanding	1 year 9 months 7 days	2 years 2 months 1 day